STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (14,971)	$ (14,326)	$ (41,119)	$ (20,469)
Changes in operating assets and liabilities:
Accounts payable	(1,529)	7,479	16,266	2,100
NET CASH USED IN OPERATING ACTIVITIES	(16,500)	(6,847)	(24,853)	(18,369)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party	16,500	6,077	23,983	18,369
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,500	6,077	23,983	18,369
NET CHANGE IN CASH	0	(770)	(870)	0
CASH, BEGINNING OF PERIOD	1,611	2,481	2,481	2,481
CASH, END OF PERIOD	$ 1,611	$ 1,711	$ 1,611	$ 2,481